                      METROPOLITAN LIFE INSURANCE COMPANY

         UL II -- FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES

                        SUPPLEMENT DATED MAY 1, 2010 TO
             Prospectus Dated April 30, 1993 as previously amended

This supplement updates certain information contained in the last prospectus you received. You should read and retain this supplement with your Policy. We will send you an additional copy of your most recent prospectus (and any previous supplements thereto), without charge, on written request sent to MetLife, P.O. Box 543, Warwick, RI 02887-0543. New UL II Policies are no longer available for sale.

You allocate net premiums to and may transfer cash value among the available investment divisions of the Metropolitan Life Separate Account UL. Each available investment division, in turn, invests in the shares of one of the following Portfolios:
              AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2 SHARES)
American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
                  MET INVESTORS SERIES TRUST (CLASS A SHARES)
BlackRock Large Cap Core Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Janus Forty Portfolio
Lazard Mid Cap Portfolio
Legg Mason ClearBridge Aggressive Growth Portfolio
Legg Mason Value Equity Portfolio
Lord Abbett Bond Debenture Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Capital Appreciation Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
RCM Technology Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio
                METROPOLITAN SERIES FUND, INC. (CLASS A SHARES)
Artio International Stock Portfolio
Barclays Capital Aggregate Bond Index Portfolio
BlackRock Aggressive Growth Portfolio
BlackRock Bond Income Portfolio
BlackRock Diversified Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Legacy Large Cap Growth Portfolio
BlackRock Money Market Portfolio
Davis Venture Value Portfolio
FI Value Leaders Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
Morgan Stanley EAFE(R) Index Portfolio
Neuberger Berman Genesis Portfolio
Neuberger Berman Mid Cap Value Portfolio
Oppenheimer Global Equity Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond
 Opportunities Portfolio
Western Asset Management U.S. Government Portfolio
MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Aggressive Allocation Portfolio

The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING 1-800-638-5000.

Certain Portfolios may have been subject to a name change. Please see "The Funds and their Portfolios" in this supplement for more information.

SENDING COMMUNICATIONS AND PAYMENTS TO US

You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; changing your death benefit option; taking a partial withdrawal; surrendering your Policy; making transfer requests (including elections with respect to the automated investment strategies) or changing your premium allocations. As of the date of this prospectus, requests for partial withdrawals and Policy loans must be in writing. However, you should contact us at 1-800-MET-5000 for our current procedures. Below is a list of our Designated Offices for various functions. We may name additional or alternate Designated Offices. If we do, we will notify you in writing. You may also contact us at 1-800-MET-5000 for information on where to direct communication regarding any function not listed below or for any other inquiry.

               FUNCTION                         DESIGNATED OFFICE ADDRESS
---------------------------------------------------------------------------------
Premium Payments                         MetLife P.O. Box 371351, Pittsburgh, PA
                                           15250-7351
---------------------------------------------------------------------------------
Payment Inquiries                        MetLife, P.O. Box 30375, Tampa, FL 33630
---------------------------------------------------------------------------------
Surrenders, Withdrawals, Loans,          MetLife, P.O. Box 543, Warwick, R.I.
  Investment Division Transfers,           02887-0543
  Premium Reallocation
---------------------------------------------------------------------------------
Death Claims                             MetLife, P.O. Box 353, Warwick, R.I.
                                           02887-0353
---------------------------------------------------------------------------------
Beneficiary & Assignment                 MetLife, P.O. Box 313, Warwick, R.I.
                                           02887-0313
---------------------------------------------------------------------------------
Address Changes                          MetLife, 500 Schoolhouse Road,
                                           Johnstown, PA 15904
                                         Attn: Data Integrity
---------------------------------------------------------------------------------
Reinstatements                           MetLife, P.O. Box 30375, Tampa, FL 33630
---------------------------------------------------------------------------------

If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.

THE FUNDS AND THEIR PORTFOLIOS

The following replaces the section entitled "Management of the Portfolios".

MANAGEMENT OF PORTFOLIOS

Each Fund has an investment adviser who is responsible for overall management of the Fund. These investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for some of the Portfolios.

The adviser, any sub-adviser and investment objective of each Portfolio are as follows:

                   PORTFOLIO                            INVESTMENT OBJECTIVE         INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 2
-------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                         Seeks as high a level of current        Capital Research and
                                                 income as is consistent with the        Management Company
                                                 preservation of capital.
-------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund  Seeks long-term growth of capital.      Capital Research and
                                                                                         Management Company
-------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                       Seeks growth of capital.                Capital Research and
                                                                                         Management Company
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                Seeks long-term growth of capital       Capital Research and
                                                 and income.                             Management Company
-------------------------------------------------------------------------------------------------------------------

                PORTFOLIO                          INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST--CLASS A
----------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Portfolio          Seeks long-term capital growth.     MetLife Advisers, LLC
                                                                                Subadviser: BlackRock Advisors,
                                                                                LLC
----------------------------------------------------------------------------------------------------------------
Clarion Global Real Estate Portfolio        Seeks total return through          MetLife Advisers, LLC
                                            investment in real estate           Subadviser: ING Clarion Real
                                            securities, emphasizing both        Estate Securities LLC
                                            capital appreciation and current
                                            income.
----------------------------------------------------------------------------------------------------------------
Harris Oakmark International Portfolio      Seeks long-term capital             MetLife Advisers, LLC
                                            appreciation.                       Subadviser: Harris Associates
                                                                                L.P.
----------------------------------------------------------------------------------------------------------------
Invesco Small Cap Growth Portfolio/1/       Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                Subadviser: Invesco Advisers,
                                                                                Inc.
----------------------------------------------------------------------------------------------------------------
Janus Forty Portfolio                       Seeks capital appreciation.         MetLife Advisers, LLC
                                                                                Subadviser: Janus Capital
                                                                                Management LLC
----------------------------------------------------------------------------------------------------------------
Lazard Mid Cap Portfolio                    Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                Subadviser: Lazard Asset
                                                                                Management LLC
----------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Aggressive Growth    Seeks capital appreciation.         MetLife Advisers, LLC
 Portfolio/2/                                                                   Subadviser: ClearBridge
                                                                                Advisors, LLC
----------------------------------------------------------------------------------------------------------------
Legg Mason Value Equity Portfolio           Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                Subadviser: Legg Mason Capital
                                                                                Management, Inc.
----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio        Seeks high current income and       MetLife Advisers, LLC
                                            the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                            appreciation to produce a high      LLC
                                            total return.
----------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio     Seeks capital appreciation.         MetLife Advisers, LLC
                                                                                Subadviser: Massachusetts
                                                                                Financial Services Company
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth Portfolio     Seeks capital appreciation.         MetLife Advisers, LLC
                                                                                Subadviser: Morgan Stanley
                                                                                Investment Management Inc.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio  Seeks capital appreciation.         MetLife Advisers, LLC
                                                                                Subadviser: OppenheimerFunds,
                                                                                Inc.
----------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return,          MetLife Advisers, LLC
                                            consistent with preservation of     Subadviser: Pacific Investment
                                            capital and prudent investment      Management Company LLC
                                            management.
----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                Seeks maximum total return,         MetLife Advisers, LLC
                                            consistent with the preservation    Subadviser: Pacific Investment
                                            of capital and prudent investment   Management Company LLC
                                            management.
----------------------------------------------------------------------------------------------------------------
RCM Technology Portfolio                    Seeks capital appreciation; no      MetLife Advisers, LLC
                                            consideration is given to income.   Subadviser: RCM Capital
                                                                                Management LLC
----------------------------------------------------------------------------------------------------------------
SSgA Growth and Income ETF Portfolio        Seeks growth of capital and         MetLife Advisers, LLC
                                            income.                             Subadviser: SSgA Funds
                                                                                Management, Inc.
----------------------------------------------------------------------------------------------------------------
SSgA Growth ETF Portfolio                   Seeks growth of capital.            MetLife Advisers, LLC
                                                                                Subadviser: SSgA Funds
                                                                                Management, Inc.
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                Subadviser: T. Rowe Price
                                                                                Associates, Inc.
----------------------------------------------------------------------------------------------------------------

                   PORTFOLIO                            INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.--CLASS A
---------------------------------------------------------------------------------------------------------------------
Artio International Stock Portfolio              Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                     Subadviser: Artio Global
                                                                                     Management, LLC
---------------------------------------------------------------------------------------------------------------------
Barclays Capital Aggregate Bond Index Portfolio  Seeks to equal the performance of   MetLife Advisers, LLC
                                                 the Barclays Capital U.S.           Subadviser: MetLife Investment
                                                 Aggregate Bond Index.               Advisors Company, LLC
---------------------------------------------------------------------------------------------------------------------
BlackRock Aggressive Growth Portfolio            Seeks maximum capital               MetLife Advisers, LLC
                                                 appreciation.                       Subadviser: BlackRock Advisors,
                                                                                     LLC
---------------------------------------------------------------------------------------------------------------------
BlackRock Bond Income Portfolio                  Seeks a competitive total return    MetLife Advisers, LLC
                                                 primarily from investing in fixed-  Subadviser: BlackRock Advisors,
                                                 income securities.                  LLC
---------------------------------------------------------------------------------------------------------------------
BlackRock Diversified Portfolio                  Seeks high total return while       MetLife Advisers, LLC
                                                 attempting to limit investment      Subadviser: BlackRock Advisors,
                                                 risk and preserve capital.          LLC
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value Portfolio              Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                     Subadviser: BlackRock Advisors,
                                                                                     LLC
---------------------------------------------------------------------------------------------------------------------
BlackRock Legacy Large Cap Growth Portfolio      Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                     Subadviser: BlackRock Advisors,
                                                                                     LLC
---------------------------------------------------------------------------------------------------------------------
BlackRock Money Market Portfolio/3/              Seeks a high level of current       MetLife Advisers, LLC
                                                 income consistent with              Subadviser: BlackRock Advisors,
                                                 preservation of capital.            LLC
---------------------------------------------------------------------------------------------------------------------
Davis Venture Value Portfolio/4/                 Seeks growth of capital.            MetLife Advisers, LLC
                                                                                     Subadviser: Davis Selected
                                                                                     Advisers, L.P.
---------------------------------------------------------------------------------------------------------------------
FI Value Leaders Portfolio                       Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                     Subadviser: Pyramis Global
                                                                                     Advisors, LLC
---------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio                        Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                     Subadviser: Jennison Associates
                                                                                     LLC
---------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Core Portfolio           Seeks long-term capital growth      MetLife Advisers, LLC
                                                 from investments in common          Subadviser: Loomis, Sayles &
                                                 stocks or other equity securities.  Company, L.P.
---------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Growth Portfolio         Seeks long-term capital growth.     MetLife Advisers, LLC
                                                                                     Subadviser: Loomis, Sayles &
                                                                                     Company, L.P.
---------------------------------------------------------------------------------------------------------------------
Met/Artisan Mid Cap Value Portfolio              Seeks long-term capital growth.     MetLife Advisers, LLC
                                                                                     Subadviser: Artisan Partners
                                                                                     Limited Partnership
---------------------------------------------------------------------------------------------------------------------
MetLife Aggressive Allocation Portfolio          Seeks growth of capital.            MetLife Advisers, LLC
---------------------------------------------------------------------------------------------------------------------
MetLife Conservative Allocation Portfolio        Seeks a high level of current       MetLife Advisers, LLC
                                                 income, with growth of capital as
                                                 a secondary objective.
---------------------------------------------------------------------------------------------------------------------
MetLife Conservative to Moderate Allocation      Seeks high total return in the      MetLife Advisers, LLC
 Portfolio                                       form of income and growth of
                                                 capital, with a greater emphasis
                                                 on income.
---------------------------------------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index Portfolio            Seeks to equal the performance of   MetLife Advisers, LLC
                                                 the Standard & Poor's Mid Cap       Subadviser: MetLife Investment
                                                 400(R) Composite Stock Price        Advisors Company, LLC
                                                 Index.
---------------------------------------------------------------------------------------------------------------------
MetLife Moderate Allocation Portfolio            Seeks a balance between a high      MetLife Advisers, LLC
                                                 level of current income and
                                                 growth of capital, with a greater
                                                 emphasis on growth of capital.
---------------------------------------------------------------------------------------------------------------------

                PORTFOLIO                          INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------------------------------------------------------------------------------------
MetLife Moderate to Aggressive Allocation  Seeks growth of capital.              MetLife Advisers, LLC
 Portfolio
----------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio              Seeks to equal the performance of     MetLife Advisers, LLC
                                           the Standard & Poor's 500(R)          Subadviser: MetLife Investment
                                           Composite Stock Price Index.          Advisors Company, LLC
----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio              Seeks a favorable total return        MetLife Advisers, LLC
                                           through investment in a               Subadviser: Massachusetts
                                           diversified portfolio.                Financial Services Company
----------------------------------------------------------------------------------------------------------------
MFS(R) Value Portfolio                     Seeks capital appreciation.           MetLife Advisers, LLC
                                                                                 Subadviser: Massachusetts
                                                                                 Financial Services Company
----------------------------------------------------------------------------------------------------------------
Morgan Stanley EAFE(R) Index Portfolio     Seeks to equal the performance of     MetLife Advisers, LLC
                                           the MSCI EAFE(R) Index.               Subadviser: MetLife Investment
                                                                                 Advisors Company, LLC
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Portfolio/5/      Seeks high total return, consisting   MetLife Advisers, LLC
                                           principally of capital appreciation.  Subadviser: Neuberger Berman
                                                                                 Management LLC
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Mid Cap Value Portfolio   Seeks capital growth.                 MetLife Advisers, LLC
                                                                                 Subadviser: Neuberger Berman
                                                                                 Management LCC
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Equity Portfolio        Seeks capital appreciation.           MetLife Advisers, LLC
                                                                                 Subadviser: OppenheimerFunds,
                                                                                 Inc.
----------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio            Seeks to equal the performance of     MetLife Advisers, LLC
                                           the Russell 2000(R) Index.            Subadviser: MetLife Investment
                                                                                 Advisors Company, LLC
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital     MetLife Advisers, LLC
                                           and, secondarily, dividend income.    Subadviser: T. Rowe Price
                                                                                 Associates, Inc.
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.       MetLife Advisers, LLC
                                                                                 Subadviser: T. Rowe Price
                                                                                 Associates, Inc.
----------------------------------------------------------------------------------------------------------------
Western Asset Management Strategic Bond    Seeks to maximize total return        MetLife Advisers, LLC
 Opportunities Portfolio                   consistent with preservation of       Subadviser: Western Asset
                                           capital.                              Management Company
----------------------------------------------------------------------------------------------------------------
Western Asset Management U.S. Government   Seeks to maximize total return        MetLife Advisers, LLC
 Portfolio                                 consistent with preservation of       Subadviser: Western Asset
                                           capital and maintenance of            Management Company
                                           liquidity.

--------
/1/ Prior to May 1, 2010, the name of this Portfolio was the Met/AIM Small Cap
    Growth Portfolio.
/2/ Prior to May 1, 2010, the name of this Portfolio was the Legg Mason
    Partners Aggressive Growth Portfolio.
/3/ An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the investment division in the BlackRock Money Market Portfolio may become extremely low and possibly negative.
/4/ Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers- NY, Inc., a wholly-owned subsidiary.
/5 /Prior to May 1, 2010, the subadvisor to this Portfolio was BlackRock
   Advisors, LLC

A Portfolio may have a name and/or objective that is very similar to that of a publicly available mutual fund that is managed by the same sub-investment manager or adviser. The Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.

FEE TABLES

The following replaces the section entitled "Annual Portfolio Operating
Expenses".

ANNUAL PORTFOLIO OPERATING EXPENSES

The following tables describe the fees and expenses that the Portfolios will pay and that therefore a Policy owner will indirectly pay periodically during the time that he or she owns a Policy. The first table shows the minimum and maximum fees and expenses charged by the Portfolios for the fiscal year ended December 31, 2009. More detail concerning each Portfolio's fees and expenses is contained in the table that follows this table and in the prospectuses for the Portfolios. Certain Portfolios may impose a redemption fee in the future.

The next table describes the annual operating expenses for each Portfolio for the year ended December 31, 2009, as a percentage of the Portfolio's average daily net assets for the year (before and after contractual fee waivers and expense reimbursements).

MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

-----------------------------------------------------------------------------------------------
                                                                                MINIMUM MAXIMUM
-----------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (expenses that are deducted from Portfolio assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                   0.28%   1.35%
-----------------------------------------------------------------------------------------------

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

--------------------------------------------------------------------------------------------
                         DISTRIBUTION
                            AND/OR             ACQUIRED    TOTAL    CONTRACTUAL   NET TOTAL
                 MANAGE-   SERVICE               FUND     ANNUAL     FEE WAIVER     ANNUAL
                  MENT     (12B-1)     OTHER   FEES AND  OPERATING AND/OR EXPENSE OPERATING
   PORTFOLIO       FEE       FEES     EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT  EXPENSES**
--------------------------------------------------------------------------------------------
AMERICAN FUNDS
 INSURANCE
 SERIES(R)--
 CLASS 2
--------------------------------------------------------------------------------------------
American Funds
 Bond Fund        0.38%     0.25%      0.01%      --       0.64%         --         0.64%
--------------------------------------------------------------------------------------------
American Funds
 Global Small
 Capitalization
 Fund             0.72%     0.25%      0.04%      --       1.01%         --         1.01%
--------------------------------------------------------------------------------------------
American Funds
 Growth Fund      0.33%     0.25%      0.02%      --       0.60%         --         0.60%
--------------------------------------------------------------------------------------------
American Funds
 Growth-Income
 Fund             0.28%     0.25%      0.01%      --       0.54%         --         0.54%
--------------------------------------------------------------------------------------------
MET INVESTORS
 SERIES TRUST--
 CLASS A
--------------------------------------------------------------------------------------------
BlackRock Large
 Cap Core
 Portfolio        0.59%        --      0.06%      --       0.65%         --         0.65%
--------------------------------------------------------------------------------------------
Clarion Global
 Real Estate
 Portfolio        0.64%        --      0.09%      --       0.73%         --         0.73%
--------------------------------------------------------------------------------------------
Harris Oakmark
 International
 Portfolio        0.79%        --      0.05%      --       0.84%         --         0.84%
--------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                           DISTRIBUTION
                              AND/OR             ACQUIRED    TOTAL    CONTRACTUAL   NET TOTAL
                   MANAGE-   SERVICE               FUND     ANNUAL     FEE WAIVER     ANNUAL
                    MENT     (12B-1)     OTHER   FEES AND  OPERATING AND/OR EXPENSE OPERATING
    PORTFOLIO        FEE       FEES     EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------
Invesco Small Cap
 Growth
 Portfolio          0.86%       --       0.04%        --     0.90%          --          0.90%
----------------------------------------------------------------------------------------------
Janus Forty
 Portfolio          0.64%       --       0.04%        --     0.68%          --          0.68%
----------------------------------------------------------------------------------------------
Lazard Mid Cap
 Portfolio          0.70%       --       0.04%        --     0.74%          --          0.74%
----------------------------------------------------------------------------------------------
Legg Mason
 ClearBridge
 Aggressive
 Growth
 Portfolio          0.64%       --       0.03%        --     0.67%          --          0.67%
----------------------------------------------------------------------------------------------
Legg Mason Value
 Equity Portfolio   0.64%       --       0.07%        --     0.71%          --          0.71%
----------------------------------------------------------------------------------------------
Lord Abbett Bond
 Debenture
 Portfolio          0.51%       --       0.04%        --     0.55%          --          0.55%
----------------------------------------------------------------------------------------------
MFS(R) Research
 International
 Portfolio          0.71%       --       0.10%        --     0.81%          --          0.81%
----------------------------------------------------------------------------------------------
Morgan Stanley
 Mid Cap Growth
 Portfolio          0.70%       --       0.20%        --     0.90%          --          0.90%
----------------------------------------------------------------------------------------------
Oppenheimer
 Capital
 Appreciation
 Portfolio          0.60%       --       0.07%        --     0.67%          --          0.67%
----------------------------------------------------------------------------------------------
PIMCO Inflation
 Protected Bond
 Portfolio          0.48%       --       0.05%        --     0.53%          --          0.53%
----------------------------------------------------------------------------------------------
PIMCO Total
 Return Portfolio   0.48%       --       0.04%        --     0.52%          --          0.52%
----------------------------------------------------------------------------------------------
RCM Technology
 Portfolio          0.88%       --       0.08%        --     0.96%          --          0.96%
----------------------------------------------------------------------------------------------
SSgA Growth and
 Income ETF
 Portfolio          0.33%       --       0.07%     0.21%     0.61%       0.03%       0.58%/1/
----------------------------------------------------------------------------------------------
SSgA Growth
 ETF Portfolio      0.33%       --       0.10%     0.22%     0.65%       0.03%       0.62%/2/
----------------------------------------------------------------------------------------------
T. Rowe Price Mid
 Cap Growth
 Portfolio          0.75%       --       0.04%        --     0.79%          --          0.79%
----------------------------------------------------------------------------------------------
METROPOLITAN
 SERIES FUND,
 INC.--CLASS A
----------------------------------------------------------------------------------------------
Artio
 International
 Stock Portfolio    0.83%       --       0.13%     0.03%     0.99%       0.03%       0.96%/3/
----------------------------------------------------------------------------------------------
Barclays Capital
 Aggregate Bond
 Index Portfolio    0.25%       --       0.05%        --     0.30%       0.01%       0.29%/4/
----------------------------------------------------------------------------------------------
BlackRock
 Aggressive
 Growth
 Portfolio          0.73%       --       0.06%        --     0.79%          --          0.79%
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                           DISTRIBUTION
                              AND/OR             ACQUIRED    TOTAL    CONTRACTUAL   NET TOTAL
                   MANAGE-   SERVICE               FUND     ANNUAL     FEE WAIVER     ANNUAL
                    MENT     (12B-1)     OTHER   FEES AND  OPERATING AND/OR EXPENSE OPERATING
    PORTFOLIO        FEE       FEES     EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------
BlackRock Bond
 Income Portfolio   0.38%       --       0.05%        --     0.43%       0.03%       0.40%/5/
----------------------------------------------------------------------------------------------
BlackRock
 Diversified
 Portfolio          0.46%       --       0.06%        --     0.52%          --          0.52%
----------------------------------------------------------------------------------------------
BlackRock Large
 Cap Value
 Portfolio          0.64%       --       0.03%        --     0.67%          --          0.67%
----------------------------------------------------------------------------------------------
BlackRock Legacy
 Large Cap
 Growth
 Portfolio          0.73%       --       0.10%        --     0.83%       0.01%       0.82%/6/
----------------------------------------------------------------------------------------------
BlackRock Money
 Market Portfolio   0.32%       --       0.02%        --     0.34%       0.01%       0.33%/7/
----------------------------------------------------------------------------------------------
Davis Venture
 Value Portfolio    0.71%       --       0.03%        --     0.74%       0.05%       0.69%/8/
----------------------------------------------------------------------------------------------
FI Value Leaders
 Portfolio          0.67%       --       0.10%        --     0.77%          --          0.77%
----------------------------------------------------------------------------------------------
Jennison Growth
 Portfolio          0.62%       --       0.04%        --     0.66%       0.04%       0.62%/9/
----------------------------------------------------------------------------------------------
Loomis Sayles
 Small Cap Core
 Portfolio          0.90%       --       0.09%        --     0.99%       0.05%      0.94%/10/
----------------------------------------------------------------------------------------------
Loomis Sayles
 Small Cap
 Growth
 Portfolio          0.90%       --       0.45%        --     1.35%       0.05%      1.30%/11/
----------------------------------------------------------------------------------------------
Met/Artisan Mid
 Cap Value
 Portfolio          0.82%       --       0.05%        --     0.87%          --      0.87%/12/
----------------------------------------------------------------------------------------------
MetLife
 Aggressive
 Allocation
 Portfolio          0.10%       --       0.04%     0.74%     0.88%       0.04%      0.84%/13/
----------------------------------------------------------------------------------------------
MetLife
 Conservative
 Allocation
 Portfolio          0.10%       --       0.02%     0.58%     0.70%       0.02%      0.68%/13/
----------------------------------------------------------------------------------------------
MetLife
 Conservative to
 Moderate
 Allocation
 Portfolio          0.09%       --       0.01%     0.63%     0.73%          --      0.73%/14/
----------------------------------------------------------------------------------------------
MetLife Mid Cap
 Stock Index
 Portfolio          0.25%       --       0.10%     0.01%     0.36%       0.01%       0.35%/4/
----------------------------------------------------------------------------------------------
MetLife Moderate
 Allocation
 Portfolio          0.07%       --          --     0.67%     0.74%          --      0.74%/14/
----------------------------------------------------------------------------------------------
MetLife Moderate
 to Aggressive
 Allocation
 Portfolio          0.07%       --          --     0.71%     0.78%          --      0.78%/14/
----------------------------------------------------------------------------------------------
MetLife Stock
 Index Portfolio    0.25%       --       0.03%        --     0.28%       0.01%       0.27%/4/
----------------------------------------------------------------------------------------------
MFS(R) Total
 Return Portfolio   0.54%       --       0.06%        --     0.60%          --          0.60%
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                          DISTRIBUTION
                             AND/OR             ACQUIRED    TOTAL    CONTRACTUAL   NET TOTAL
                  MANAGE-   SERVICE               FUND     ANNUAL     FEE WAIVER     ANNUAL
                   MENT     (12B-1)     OTHER   FEES AND  OPERATING AND/OR EXPENSE OPERATING
   PORTFOLIO        FEE       FEES     EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT  EXPENSES**
---------------------------------------------------------------------------------------------
MFS(R) Value
 Portfolio         0.71%       --       0.03%        --     0.74%       0.08%      0.66%/15/
---------------------------------------------------------------------------------------------
Morgan Stanley
 EAFE(R) Index
 Portfolio         0.30%       --       0.14%     0.01%     0.45%       0.01%      0.44%/16/
---------------------------------------------------------------------------------------------
Neuberger
 Berman Genesis
 Portfolio         0.85%       --       0.09%        --     0.94%       0.03%      0.91%/17/
---------------------------------------------------------------------------------------------
Neuberger
 Berman Mid
 Cap Value
 Portfolio         0.65%       --       0.07%        --     0.72%          --          0.72%
---------------------------------------------------------------------------------------------
Oppenheimer
 Global Equity
 Portfolio         0.53%       --       0.11%        --     0.64%          --          0.64%
---------------------------------------------------------------------------------------------
Russell 2000(R)
 Index Portfolio   0.25%       --       0.10%        --     0.35%       0.01%       0.34%/4/
---------------------------------------------------------------------------------------------
T. Rowe Price
 Large Cap
 Growth
 Portfolio         0.60%       --       0.07%        --     0.67%          --          0.67%
---------------------------------------------------------------------------------------------
T. Rowe Price
 Small Cap
 Growth
 Portfolio         0.51%       --       0.11%        --     0.62%          --          0.62%
---------------------------------------------------------------------------------------------
Western Asset
 Management
 Strategic Bond
 Opportunities
 Portfolio         0.62%       --       0.07%        --     0.69%       0.04%      0.65%/18/
---------------------------------------------------------------------------------------------
Western Asset
 Management
 U.S.
 Government
 Portfolio         0.48%       --       0.04%        --     0.52%       0.01%      0.51%/19/
---------------------------------------------------------------------------------------------

--------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
/1/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.37%.
/2/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.40%.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.
/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
/6/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.
/9/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.
/10/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million. /11/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% for amounts over $100 million. /12/ Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.
/13/ The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.
/14/ The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
/15/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
/16/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.293%.
/17/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets.
/18/ MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.
/19/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.

THE FEE AND EXPENSE INFORMATION REGARDING THE PORTFOLIOS WAS PROVIDED BY THOSE PORTFOLIOS. THE AMERICAN FUNDS INSURANCE SERIES IS NOT AFFILIATED WITH METLIFE.

INSURANCE PROCEEDS PAYABLE IF THE INSURED DIES

The following is added to this section.

We are obligated to pay the death benefit under the Policies even if that amount exceeds the Policy's Cash Value in the Separate Account. Any such amount that exceeds the Policy's Cash Value in the Separate Account is paid from our General Account. Death benefit amounts paid from the General Account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other life insurance policies and annuity contracts where we pay all money we owe under those policies and contracts from our General Account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its General Account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

TRANSFERRING CASH VALUE AMONG YOUR POLICY'S INVESTMENT OPTIONS

The following replaces the list of Monitored Portfolios in the third paragraph of this section.

(The Artio International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Research International Portfolio, and American Funds Global Small Capitalization Fund).

In addition, we treat all Portfolios of the American Funds Insurance Series as Monitored Portfolios.

OTHER INFORMATION

FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. It does not purport to be complete or cover every situation. Because individual circumstances vary, you should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.

IRS CIRCULAR 230 NOTICE: The tax information contained in this Prospectus is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policyholder should seek tax advice based on its particular circumstances from an independent tax advisor.

INSURANCE PROCEEDS

.. Generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code").

  In the case of employer-owned life insurance as defined in Section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

  Insurance death proceeds will also be taxable in the case of a transfer-for-value unless certain exceptions apply.

.. The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

.. If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.

.. Whether or not any federal estate tax is due is based on a number of factors, including the estate size.

.. The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. The rules under section 7702 of the Internal Revenue Code with respect to Policies issued on a substandard risk basis are not entirely clear.

CASH VALUE (IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT)

You are generally not taxed on your cash value until you withdraw it, surrender your Policy or receive a distribution such as on the Final Date. In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be subject to income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules apply in the first 15 Policy years, when a distribution may be subject to tax if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid).

There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

SPLIT-DOLLAR INSURANCE PLANS

The IRS has issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your split dollar plan provides deferred compensation, recently enacted rules governing deferred compensation arrangement may apply. Failure to adhere to these rules will result in adverse tax consequences. Consult a tax adviser.

The Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to certain split-dollar life insurance arrangements for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

LOANS

.. Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

.. Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

.. If your Policy terminates (upon surrender, cancellation lapse, the Final Date or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. In the case of an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Since amounts borrowed reduce the cash value that will be distributed to you if the Policy is surrendered, cancelled or lapses, any cash value distributed to you in these circumstances may be insufficient to pay the income tax on any gain.

.. The tax consequences of loans outstanding after the 15th Policy year are uncertain.

MODIFIED ENDOWMENT CONTRACTS

These contracts are life insurance policies where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy exceeds tax law limits referred to as the "7-pay test." Material changes in the Policy, include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.

Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC.

If your Policy is considered a modified endowment contract:

.. The death benefit will still generally be income tax free to your beneficiary, as discussed above.

.. Amounts withdrawn or distributed before the insured's death, including
  (without limitation) loans, assignments and pledges, are (to the extent of any gains on your policy) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

.. You will generally owe an additional 10% tax penalty on the taxable portion of the amounts you received before age 59 1/2, except generally if you are disabled or the distribution is part of a series of substantially equal periodic payments.

.. If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

DIVERSIFICATION

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies. In addition, if Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.

INVESTOR CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the owner of a Policy should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001. The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2006, the maximum estate tax rate is 46% and the maximum rate for 2007-2009 the maximum estate tax rate is 45%. The estate tax exemption is $2,000,000 for 2006-2008 and $3,500,000 in 2009.

In general, the estate tax has been repealed for estates of decedents dying in 2010, scheduled to be reinstated in 2011, with an exemption of $1 million and a maximum rate of 55%. The generation skipping transfer (GST) tax has been repealed for 2010, scheduled to return in 2011, with an exemption of $1 million, plus inflation-indexed increases.

During repeal of the estate tax in 2010, the basis of assets received from a decedent generally will carry over from the decedent, rather than being stepped-up to date-of-death value.

It is not known if Congress will enact permanent repeal of the estate and GST tax or will reinstate the estate tax or GST tax for 2010, and, if so, whether the reinstatement will be made retroactive to January 1, 2010. Consult your tax advisor.

The complexity of the new tax law, along with uncertainty as to how it might be modified in 2010 and in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

WITHHOLDING

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a life insurance Policy purchase.

BUSINESS USES OF POLICY

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. As noted, in the case of a business owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:

   . Possible taxation of cash value transfers.

   . Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.

   . Possible limits on the number of investment funds available or the frequency of transfers among them.

   . Possible changes in the tax treatment of Policy benefits and rights.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy owners since the Company is the owner of the assets from which the tax benefits are derived.

THE COMPANY'S INCOME TAXES

Under current Federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company Federal income taxes. (We do deduct a charge for Federal taxes from premiums.) We reserve the right to charge the Separate Account for any future Federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account UL and the financial statements of Metropolitan Life Insurance Company included in this Prospectus Supplement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and of MetLife are attached to this Supplement. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.